Pay vs Performance Disclosure item in Thousands	12 Months Ended
	Aug. 31, 2024 USD ($) item	Aug. 31, 2023 USD ($) item	Aug. 31, 2022 USD ($) item	Aug. 31, 2021 USD ($) item
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

(a)	(b)	(b)	(c)	(c)	(d)	(e)	(f)	(g)	(h)	(i)

							Value of Initial Fixed $100
							Investment Based on:
								S&P 600
					Average	Average		Commercial &
					Summary	Compensation		Professional
	Summary	Summary	Compensation	Compensation	Compensation	Actually		Services Index
	Compensation	Compensation	Actually	Actually	Table Total for	Paid to	Total	Total
	Table Total for	Table Total for	Paid to	Paid to	Non-CEO	Non-CEO	Shareholder	Shareholder	Net	Adjusted
	Mr. Whitman	Mr. Walker	Mr. Whitman	Mr. Walker	NEOs	NEOs	Return	Return	Income	EBITDA
Year	($)	($)	($)(1)	($)(1)	($)(1)	($)(1)(2)	($)	($)(3)	($000)	($000)(4)
2024	-	3,043,048	-	2,190,612	981,354	791,382	203.95	145.88	23,402	55,273
2023	-	2,713,247	-	2,922,337	1,237,806	900,191	216.16	119.32	17,781	48,066
2022	-	2,116,006	-	3,128,299	1,334,483	2,150,488	240.98	118.56	18,430	42,197
2021	2,954,251	-	15,489,154	-	1,140,890	4,072,481	220.21	142.48	13,623	27,958

Named Executive Officers, Footnote
Year	CEO	Non-CEO NEOs
2024	Paul S. Walker	Stephen D. Young, M. Sean Covey, Jennifer C. Colosimo, and Colleen Dom
2023	Paul S. Walker	Stephen D. Young, Robert A. Whitman, M. Sean Covey, and Jennifer C. Colosimo
2022	Paul S. Walker	Stephen D. Young, Robert A. Whitman, M. Sean Covey, and Jennifer C. Colosimo
2021	Robert A. Whitman	Stephen D. Young, Paul S. Walker, M. Sean Covey, and Colleen Dom

PEO Total Compensation Amount	$ 3,043,048	$ 2,713,247	$ 2,116,006	$ 2,954,251
PEO Actually Paid Compensation Amount	$ 2,190,612	2,922,337	3,128,299	15,489,154
Adjustment To PEO Compensation, Footnote

	2021		2022		2023		2024
Adjustments	Mr. Whitman	Average Non-CEO NEOs	Mr. Walker	Average Non-CEO NEOs	Mr. Walker	Average Non-CEO NEOs	Mr. Walker	Average Non-CEO NEOs
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	($1,150,000)	($293,750)	($853,235)	($503,441)	($1,304,459)	($455,075)	($1,625,073)	($267,547)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	$5,433,750	$1,295,504	$1,523,239	$898,776	$2,063,393	$696,929	$1,593,410	$262,334
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	$0	$0	$0	$0	$0	$0	$0	$0
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	$5,255,106	$1,259,291	$328,787	$407,398	($244,368)	($187,755)	($700,584)	($137,030)
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	$2,996,047	$670,547	$13,502	$13,273	($305,476)	($391,715)	($120,189)	($47,729)
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	$0	$0	$0	$0	$0	$0	$0	$0
TOTAL ADJUSTMENTS	$12,534,903	$2,931,591	$1,012,293	$816,005	$209,090	($337,615)	($852,436)	($189,972)

Non-PEO NEO Average Total Compensation Amount	$ 981,354	1,237,806	1,334,483	1,140,890
Non-PEO NEO Average Compensation Actually Paid Amount	$ 791,382	900,191	2,150,488	4,072,481
Adjustment to Non-PEO NEO Compensation Footnote

	2021		2022		2023		2024
Adjustments	Mr. Whitman	Average Non-CEO NEOs	Mr. Walker	Average Non-CEO NEOs	Mr. Walker	Average Non-CEO NEOs	Mr. Walker	Average Non-CEO NEOs
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	($1,150,000)	($293,750)	($853,235)	($503,441)	($1,304,459)	($455,075)	($1,625,073)	($267,547)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	$5,433,750	$1,295,504	$1,523,239	$898,776	$2,063,393	$696,929	$1,593,410	$262,334
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	$0	$0	$0	$0	$0	$0	$0	$0
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	$5,255,106	$1,259,291	$328,787	$407,398	($244,368)	($187,755)	($700,584)	($137,030)
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	$2,996,047	$670,547	$13,502	$13,273	($305,476)	($391,715)	($120,189)	($47,729)
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	$0	$0	$0	$0	$0	$0	$0	$0
TOTAL ADJUSTMENTS	$12,534,903	$2,931,591	$1,012,293	$816,005	$209,090	($337,615)	($852,436)	($189,972)

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Amount	$ 203.95	216.16	240.98	220.21
Peer Group Issuers, Footnote [Text Block]	TSR is cumulative for the measurement periods beginning on August 31, 2020 and ending on August 31 of each of 2024, 2023, 2022 and 2021, respectively, calculated in accordance with Item 201(e) of Regulation S-K. The S&P 600 Commercial & Professional Services Index is the same index we use in our performance graph in the Company’s Annual Report on Form 10-K for the year ended August 31, 2024.(4)
Peer Group Total Shareholder Return Amount	$ 145.88	119.32	118.56	142.48
Net (loss) income	$ 23,402,000	$ 17,781,000	$ 18,430,000	$ 13,623,000
Company Selected Measure Name	Adjusted EBITDA
Company Selected Measure Amount | item	55,273	48,066	42,197	27,958
PEO Name	Paul S. Walker	Paul S. Walker	Paul S. Walker	Robert A. Whitman
Tabular List [Table Text Block]

Qualified Adjusted EBITDA
All Access Pass Revenue
Strategic Measures (revenue retention, etc.)

Measure [Axis]: 1
Pay vs Performance Disclosure
Measure Name	Qualified Adjusted EBITDA
Measure [Axis]: 2
Pay vs Performance Disclosure
Measure Name	All Access Pass Revenue
Measure [Axis]: 3
Pay vs Performance Disclosure
Measure Name	Strategic Measures (revenue retention, etc.)
PEO [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (852,436)	$ 209,090	$ 1,012,293	$ 12,534,903
PEO [Member] | Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,625,073)	(1,304,459)	(853,235)	(1,150,000)
PEO [Member] | Based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,593,410	2,063,393	1,523,239	5,433,750
PEO [Member] | Based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO [Member] | For Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(700,584)	(244,368)	328,787	5,255,106
PEO [Member] | For Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(120,189)	(305,476)	13,502	2,996,047
PEO [Member] | ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(189,972)	(337,615)	816,005	2,931,591
Non-PEO NEO [Member] | Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(267,547)	(455,075)	(503,441)	(293,750)
Non-PEO NEO [Member] | Based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	262,334	696,929	898,776	1,295,504
Non-PEO NEO [Member] | Based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO [Member] | For Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(137,030)	(187,755)	407,398	1,259,291
Non-PEO NEO [Member] | For Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(47,729)	(391,715)	13,273	670,547
Non-PEO NEO [Member] | ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0